Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of plan assets investments
Fair value of plan assets	$ 649,020	$ 633,617
Fair value of plan assets, Percentage	100.00%	100.00%
Cash [Member]
Summary of plan assets investments
Fair value of plan assets	0	22
Fair value of plan assets, Percentage	0.00%	0.00%
Huntington funds - equity funds [Member]
Summary of plan assets investments
Fair value of plan assets	289,379	312,479
Fair value of plan assets, Percentage	45.00%	49.00%
Huntington funds - money market [Member]
Summary of plan assets investments
Fair value of plan assets	803	6,012
Fair value of plan assets, Percentage	0.00%	1.00%
Huntington funds - fixed income funds [Member]
Summary of plan assets investments
Fair value of plan assets	74,048	84,688
Fair value of plan assets, Percentage	11.00%	13.00%
Huntington common stock [Member]
Summary of plan assets investments
Fair value of plan assets	20,324	37,069
Fair value of plan assets, Percentage	3.00%	6.00%
Other - equity mutual funds [Member]
Summary of plan assets investments
Fair value of plan assets	24,705	0
Fair value of plan assets, Percentage	4.00%	0.00%
Corporate Obligations [Member]
Summary of plan assets investments
Fair value of plan assets	180,757	149,241
Fair value of plan assets, Percentage	28.00%	24.00%
U.S. Government Agencies [Member]
Summary of plan assets investments
Fair value of plan assets	6,146	7,511
Fair value of plan assets, Percentage	1.00%	1.00%
U.S. Government Obligations [Member]
Summary of plan assets investments
Fair value of plan assets	51,932	36,595
Fair value of plan assets, Percentage	8.00%	6.00%
Limited Partnerships [Member]
Summary of plan assets investments
Fair value of plan assets	$ 926	$ 0
Fair value of plan assets, Percentage	0.00%	0.00%